Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
8	Property and Equipment, Net

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Computers and electronic equipment	1,175,560	1,590,637	2,276,341
Office equipment	778,459	795,240	1,102,460
Office furniture	306,230	304,945	304,887
Vehicles	4,714,560	10,238,139	11,583,120
Office property	52,610,000	52,610,000	52,610,000
Total	59,584,809	65,538,961	67,876,808
Less: accumulated depreciation	(4,120,408)	(6,936,461)	(10,661,166)
Net book value	55,464,401	58,602,500	57,215,642

The depreciation expenses for property and equipment were RMB3,074,157, RMB3,324,151 and RMB4,214,374 for the years ended December 31, 2009, 2010 and 2011, respectively.